Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles	12 Months Ended
Dec. 31, 2019
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles

24.   Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles

The Company’s financial statements have been prepared in accordance with International Financial Reporting Standards which differs in certain respects from U.S. GAAP. The effects of these differences are reflected in note 25 and are principally related to the items discussed in the following paragraphs:

(a)Impairment -

Under IFRS, the Company estimates the recoverable amount of an asset whenever there is an indication that the asset may be impaired. The recoverable amount is the higher of the fair value less costs of disposal and its value in use. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit.

Impairment loss previously recorded is reversible in subsequent periods under certain conditions.

Under IFRS, the Company recorded in 2013 and 2016 an impairment loss related to its Conga and Yanacocha CGU for US$1,126 million and US$1,342 million, respectively. In 2019, 2018 and 2017, the Company did not recognize any impairment loss.

Under US GAAP, the Company used undiscounted cash flows to perform an impairment evaluation. In 2019, 2018 and 2017, no impairment indicators were identified for its Yanacocha and Conga CGU. In 2016, the Company recorded an impairment loss related to its Yanacocha CGU for US$933.2 million.

For reconciling the net income/loss and net equity from US GAAP to IFRS, the Company eliminates the higher depreciation recorded under US GAAP corresponding to the impaired assets under IFRS.

(b)Stripping activity asset -

Under IFRS, the stripping costs in the production phase of a surface mine are accounted according to the accounting principles disclosed in note 2, consequently the stripping activity asset is capitalized as stripping activity asset and has an impact in the depreciation expense.

Under U.S. GAAP, the costs of clearing removal (stripping cost of production) incurred during the production stage are recorded as part of the production cost of inventories, accordingly, such costs are recorded on the income statement at an earlier time than IFRS.

(c)Reclamation and mine closure –

Under IFRS, the liability is measured in accordance with IAS 37 and IFRIC 1. Upward and downward revisions in the amount of undiscounted estimated cash flows are discounted using the current market-based discount rate (this includes changes in the time value of money and the risks specific to the liability), see note 2.4(k).

Under IFRS, the Company updates the discount rate used to discount its liability at the closing date, this change in the discount rate has an impact (increase/decrease) in the asset retirement cost and reclamation liability.

Under US GAAP, upward revisions in the amount of undiscounted estimated cash flows are discounted using the current credit-adjusted risk-free rate.  Downward revisions in the amount of undiscounted estimated cash flows are discounted using the credit-adjusted risk-free rate that existed when the original liability was recognized.

Under US GAAP, there are no requirements of update the discount rate.

(d)Inventories -

Under IFRS, the cost of inventory mainly includes a lower depreciation as a result of the reduced value of property, plant and equipment due to the impairments recorded in prior years,  the impact of the stripping activity asset and workers' profit sharing.

Under US GAAP, the cost of inventory is affected by a different depreciation since the impairment recognized under US GAAP is different than the one recognized under IFRS. According to US GAAP, the workers' profit sharing is excluded of the inventory costing.

(e)Contingencies -

Under IFRS, a provision is recognized when:

•An entity has a present obligation (legal or constructive) as a result of a past event.

•It is probable that an outflow of resources will be required to settle the obligation.

•A reliable estimate of the obligation can be made.

For the purposes of IAS 37, “probable” is defined as more likely than not and refers to a probability of greater than 50%.

Under US GAAP, a loss contingency is recognized if both of the following conditions are met: It is probable (likely to occur) that an asset had been impaired or a liability has been incurred. The amount of loss can be reasonably estimated. The meaning of “probable” under ASC 450 is “the future event or events are likely to occur” (generally interpreted as between 70%‑80%).

(f)Debt instruments -

Under IFRS, the shares held by Sumitomo (see note 13) meet the definition of a compound instrument according to IAS 32. As a result, it is classified as a liability (with a portion recorded to equity) until the option expires, in which case it will be required to be classified it as equity. There is no gain or loss on conversion at maturity. In the case the option is executed, both the liability and the equity would be reversed with a credit to cash.

Under USGAAP, the shares held by Sumitomo are classified as temporary equity – contingently redeemable non-controlling interest (“CRNCI”) according ASC 480‑10‑S99‑3A; as a long as the option is not expired or it is exercised the CRNCI is recorded at fair value of inception which was determined to be equal to the purchase price.

(g)Subsequent events -

Under IFRS, the settlement after the reporting period of a court case that confirms that the entity had a present obligation at the end of the reporting period is an adjusting event after the reporting period.

During 2019, the Company recognized a liability in tax payable, interest and fines for US$29 million related to a court case in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets, including the amount of the income tax to pay and the additional penalties and interests. See Note 21.

Under USGAAP, a change in facts after the reporting date but before the financial statements are issued or are available in relation to a tax position which is effectively settled through litigat ion shall be recognized in the period in which the change in facts occurs, therefore the Company recognized the tax claim in the first quarter of 2020.

(h)Deferred income tax -

The differences between US GAAP and IFRS are re-measurements that lead to different temporary differences. The Company has to account for such differences.

As the Company does not recognize deferred income tax assets, there is no differences to reconcile.

(i) Deferred workers' profit sharing -

Under IFRS, the worker's profit sharing is calculated based on the Company's taxable income and is recorded as an employee benefit (cost of production or administrative expenses, depending on the function of the workers).

Under US GAAP, the workers' profit sharing is treated in a similar way as income tax since both are calculated based on the Company's taxable income. Therefore, the Company calculates a deferred workers' profit sharing resulting from the taxable and deductible and deductible temporary differences.

As the Company does not recognize deferred workers' profit sharing assets in USGAAP, there is no differences to reconcile.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles

24.   Summary of significant differences between accounting principles followed by the Company and U.S. generally accepted accounting principles

The Company’s financial statements have been prepared in accordance with International Financial Reporting Standards which differs in certain respects from U.S. GAAP.  The effects of these differences are reflected in note 25 and are principally related to the items discussed in the following paragraphs:

(a) Stripping Cost – IFRIC 20

Under IFRS, the stripping cost of production that is necessary to produce the inventory is recorded as cost of production, while the one that allows access to additional amounts of reserves to be exploited in future periods are capitalized and amortized based on proved and probable reserves of each ore body (component) identified in the open pit.

Under U.S. GAAP, the costs of clearing removal (stripping cost of production) incurred during the production stage are recorded as part of the production cost of inventories.

(b) Inventories

Under IFRS, the cost inventory includes: the amortization of production-stripping costs and the inventories are determined using the weighted average method.

Under U.S. GAAP, the cost inventory excludes the amortization of production-stripping cost and the inventories are determined using the LIFO method.

(c) Deferred workers’ profit sharing

Under IFRS, the workers’ profit sharing is calculated based on the Company’s taxable income and is recorded as an employee benefit (cost of production or administrative expense, depending on the function of the workers).

Under US GAAP, the workers’ profit sharing is treated in a similar way as income tax since both are calculated based on the Company’s taxable income. Therefore, the Company calculates a deferred workers’ profit sharing resulting from the taxable and deductible temporary differences.

(d)Deferred income tax –

The differences between US GAAP and IFRS are re-measurements that lead to different temporary differences. According to the accounting policies in Note 2 (l), the Company has to account for such differences.